Notes on the consolidated statements of operations (Details 9) - Customer service expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Income Statement [Line Items]
Personnel	€ 2,153	€ 1,651	€ 1,747
Third Party Services	1,589	965	450
Office Expenses	146	109	107
Depreciation and amortisation expense	62	53	35
Other	21	13	18
Total Customer Service Expenses	€ 3,971	€ 2,791	€ 2,357